Post-Retirement Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Post-retirement Benefit Obligations Recognized in Consolidated Statement of Financial Position
The post-retirement benefit obligations recognized in the consolidated statement of financial position are as follows:

	2020	2019
	RMB million	RMB million
Post-retirement benefit obligations	2,538	2,584
Less: current portion	(165)	(165)

Non-current portion	2,373	2,419

Summary of Principal Actuarial Assumptions Utilized
The principal actuarial assumptions utilized as at the end of the reporting period are as follows:

	2020	2019
Discount rates for post-retirement benefits	3.40%	3.40%
Mortality rate	China Insurance Life Mortality	China Insurance Life Mortality
	Table (2010-2013). CL5 for Male and CL6 for Female	Table (2010-2013). CL5 for Male and CL6 for Female
Annual increase rate of post-retirement medical expenses	6.50%	6.50%
Inflation rate of pension benefits	2.50%	2.50%

Summary of Quantitative Sensitivity Analysis for Significant Assumptions
A quantitative sensitivity analysis for significant assumptions at the end of the reporting period is shown below:

	Increase in rate %	Increase/ (decrease) in post-retirement benefit obligations RMB million	Decrease in rate %	Increase/ (decrease) in post-retirement benefit obligations RMB million
2020
Discount rate for post-retirement benefits	0.25	(78)	0.25	81
Annual increase rate of pension benefits	1.00	244	1.00	(208)
Annual increase rate of medical expenses	1.00	43	1.00	(36)
2019
Discount rate for post-retirement benefits	0.25	(74)	0.25	77
Annual increase rate of pension benefits	1.00	260	1.00	(222)
Annual increase rate of medical expenses	1.00	36	1.00	(30)

Summary of Expected Contributions of Post-retirement Benefit Obligations
Expected contributions to be made in the future years out of the post-retirement benefit obligations were as follows:

	2020	2019
	RMB million	RMB million
Within the next 12 months	165	165
Between 2 and 5 years	660	661
Between 6 and 10 years	805	809
Over 10 years	2,449	2,534

Total expected payments	4,079	4,169

Summary of Movements in Post-retirement Benefit Obligations
The movements in the post-retirement benefit obligations were as follows:
2020

		Pension cost charged to profit or loss			Remeasurement losses in other comprehensive income
	January 1 2020 RMB million	Service cost RMB million	Net interest RMB million	Sub-total included in profit or loss RMB million	Actuarial changes arising from changes in financial assumptions RMB million	Actuarial changes arising from changes in demographic assumptions RMB million	Experience adjustments RMB million	Sub-total included in other comprehensive income RMB million	Benefit settled RMB million	December 31 2020 RMB million
Defined benefit obligations/ benefit liability	2,584	—	85	85	—	—	61	61	(192)	2,538

2019

		Pension cost charged to profit or loss			Remeasurement (gains)/losses in other comprehensive income
	January 1, 2019 RMB million	Service cost RMB million	Net interest RMB million	Sub-total included in profit or loss RMB million	Actuarial changes arising from changes in financial assumptions RMB million	Actuarial changes arising from changes in demographic assumptions RMB million	Experience adjustments RMB million	Sub-total included in other comprehensive income RMB million	Benefit settled RMB million	December 31, 2019 RMB million
Defined benefit obligations/ benefit liability	2,712	—	92	92	30	—	(70)	(40)	(180)	2,584